Income Taxes - Reconciliations of Income Tax Rate and Actual Tax Charge (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net income (loss) before taxes	$ 78,782	$ 94,970	$ (78,697)
Net income (loss) not subject to taxes	41,100	77,570	(102,756)
Net income subject to taxes	37,682	17,400	24,059
At applicable statutory tax rates	2,559	(6,292)	6,812
Permanent differences	(3,619)	(12,245)	(11,444)
Adjustments related to currency differences	(14,231)	6,476	(14,044)
Temporary differences for which no deferred tax asset was recognized	1,758	23	705
Valuation allowance	15,758	1,600	24,673
Prior year current taxes accrued		(39)	(23)
Tax expense (recovery) related to current year	$ 2,225	$ (10,477)	$ 6,679